Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

At March 31, 2015, the following warrants were outstanding:

	Number of Awards	Weighted Average Exercise Price	Weighted Average Remaining Term in Years
Outstanding at December 31, 2014	21,964	$4.52	1.81
Issued	630,733	$6.08	6.55
Exercised	(10,929)	$0.65
Forfeited	(3,788)	$14.45
Outstanding at March 31, 2015	637,980	$6.07	5.03

Warrants	Remaining Term	Exercise Price
7,247	.50	$5.16
630,733	6.55	$6.08

At December 31, 2014, the following warrants were outstanding:

Class of Stock	Number of Shares	Exercise Price	Common Shares upon conversion
Series C Preferred	11,901	$1.75	1,239
Series D Preferred	27,932	$1.22	2,549
Common Stock	10,929	$0.65	10,929
Common Stock	7,247	$5.16	7,247
Total common stock	58,009		21,964